RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fundacao Zerrenner [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership held by a related party	10.20%
Expenses incurred by the related party	R$ 347.0	R$ 322.9
Fundacao Zerrenner [member] | Active employees [member]
IfrsStatementLineItems [Line Items]
Expenses incurred by the related party	312.5	291.7
Fundacao Zerrenner [member] | Retirees [member]
IfrsStatementLineItems [Line Items]
Expenses incurred by the related party	34.5	31.2
Anheuser-Busch, Inc [member]
IfrsStatementLineItems [Line Items]
Transfers under licence agreements from entity, related party transactions	46.3	35.4	R$ 22.6
Transfers under licence agreements to entity, related party transactions	R$ 1,103.4	R$ 888.6	R$ 736.7